Income Taxes (Schedule Of Components Of Income Tax Expense By Expense) (Details) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Income Taxes [Abstract]
Statutory income tax expense						$ 4,897,000
State income tax expense, net of federal income tax expense						382,000
Section 199 deduction						(421,000)
Other permanent items						157,000
Conversion to corporation						627,000
Income tax expense	$ 2,570,000	$ 1,346,000	$ 0	$ 7,109,000	$ 3,330,000	$ 5,642,000